Interim Balance Sheets (Unaudited) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Current Assets
Cash	$ 2,092	$ 3
TOTAL ASSETS	2,092	3
Current Liabilities
Accounts payable	86,400	91,380
Accounts payable - related party	111,111	121,348
Accrued interest	3,060
Accrued interest - related party	404,838	345,406
Convertible note payable	50,000
Loans and convertible notes payable - related party	787,785	814,626
TOTAL LIABILITIES	1,443,194	1,372,760
Stockholders' deficit:
Common stock, $0.001 par value, 100,000,000 authorized, 36,359,391 (2013: 35,159,391) issued and outstanding	36,359	35,159
Additional paid-in capital	11,857,533	11,808,733
Accumulated deficit	(13,335,192)	(13,216,847)
TOTAL STOCKHOLDERS' DEFICIT	(1,441,102)	(1,372,757)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,092	3
Class A Convertible Preferred
Current Liabilities
Preferred Stock	198	198
Class B Preferred
Current Liabilities
Preferred Stock